SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	3 Months Ended
Feb. 28, 2022
Supplemental Disclosures With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

25.  SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the three months ended February 28,
	2022	2021
	$	$
Supplemental non-cash disclosures
Reallocation of value of warrants upon exercise	-	2,953
Shares issued for debt settlements	-	486,403
Shares issued for commitment	-	440,501
Acquisition advances eliminated on acquisition of subsidiary (Note 4)	127,293	-